Business Combination (Tables)	12 Months Ended
Dec. 31, 2025
Business Combination [Abstract]
Schedule of Purchase Price Allocation to Assets Acquired and Liabilities Assumed

The following table presents the purchase price allocation to assets acquired and liabilities assumed for Beijing Jingshi as of the acquisition date. The non-controlling interest represents the fair value of the 40% equity interest not held by the Company:

As of April 30, 2024
Cash and cash equivalent	$16,047
Prepayment and other current assets	242,197
Other receivable	73,177
Property and equipment, net	317,072
Right-of-use operating lease assets, net	2,641,830
Accounts payable	(370,175)
Taxes payable	370
Other payable	(611,568)
Other liabilities	(19,366)
Operating lease liabilities	(2,667,990)
Fair value of non-controlling interest	151,362
Goodwill	326,538
Total purchase price consideration	$99,495

Schedule of Consolidated Statement of Operations

The amounts of revenue and net loss included in the Company’s consolidated statement of operations from the acquisition date to December 31, 2024 are as follows:

From acquisition date to December 31, 2024
Net revenue	$512,156

Net loss	$(131,838)